Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 41,912	£ 60,264	£ 87,356	£ 51,962